Derivatives	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about hedges [abstract]
Derivatives
11.	Derivatives

(a)	The notional amounts of derivatives outstanding as of December 31, 2024 and 2025 are as follows:

	2024		2025
Foreign currency related:
Over the counter:
Currency forwards	~~W~~	167,805,176	186,552,883
Currency swaps		59,641,567	68,522,136
Currency options		2,182,530	3,410,253

		229,629,273	258,485,272
Exchange traded:
Currency futures		1,534,764	1,982,556

		231,164,037	260,467,828

Interest rates related:
Over the counter:
Interest rate forwards and swaps		57,169,341	65,847,009
Interest rate options		825,057	926,000

		57,994,398	66,773,009
Exchange traded:
Interest rate futures		4,875,687	3,962,031
Interest rate swaps (*)		142,194,805	175,593,544

		147,070,492	179,555,575

		205,064,890	246,328,584

Credit related:
Over the counter:
Credit swaps		4,231,106	5,079,897
Total return swaps		809,987	841,964

		5,041,093	5,921,861

Equity related:
Over the counter:
Equity swaps and forwards		5,975,657	2,811,480
Equity options		2,923,962	2,283,749

		8,899,619	5,095,229
Exchange traded:
Equity futures		1,600,342	1,357,692
Equity options		452,322	492,549

		2,052,664	1,850,241

		10,952,283	6,945,470

	2024		2025
Commodity related:
Over the counter:
Commodity swaps and forwards		2,121,686	1,698,190
Exchange traded:
Commodity futures		172,899	249,235

		2,294,585	1,947,425

Hedge:
Currency forwards		4,345,149	3,713,759
Currency swaps		7,993,851	9,059,479
Interest rate forwards and swaps		13,219,417	13,612,757
Equity options		18,750	—

		25,577,167	26,385,995

	~~W~~	480,094,055	547,997,163

(*)	The notional amounts of derivatives outstanding that are to be settled in the ‘Central Counter Party (CCP)’system.

(b)	Fair values of derivatives as of December 31, 2024 and 2025 are as follows:

	2024			2025
	Assets		Liabilities	Assets	Liabilities
Foreign currency related:
Over the counter:
Currency forwards	~~W~~	5,731,971	3,887,398	3,384,263	2,215,089
Currency swaps		2,299,084	3,823,249	1,703,067	2,625,865
Currency options		24,230	25,700	9,043	18,497

		8,055,285	7,736,347	5,096,373	4,859,451
Exchange traded:
Currency futures		1,527	828	107	3,365

		8,056,812	7,737,175	5,096,480	4,862,816

Interest rates related:
Over the counter:
Interest rate forwards and swaps		734,284	859,402	817,433	754,732
Interest rate options		1,157	28,907	—	29,468

		735,441	888,309	817,433	784,200
Exchange traded:
Interest rate futures		2,929	675	1,605	808

		738,370	888,984	819,038	785,008

	2024			2025
	Assets		Liabilities	Assets	Liabilities
Credit related:
Over the counter:
Credit swaps		40,325	5,208	40,643	7,187
Total return swaps		467,352	4,556	458,469	6,510

		507,677	9,764	499,112	13,697

Equity related:
Over the counter:
Equity swap and forwards		96,841	137,399	43,121	48,500
Equity options		95,173	112,088	5,880	17,480

		192,014	249,487	49,001	65,980
Exchange traded:
Equity futures		1,228	13,302	10,401	663
Equity options		66,177	4,274	43,595	24,835

		67,405	17,576	53,996	25,498

		259,419	267,063	102,997	91,478

Commodity related:
Over the counter:
Commodity swaps and forwards		914	129,833	11,044	110,854
Exchange traded:
Commodity futures		13,704	3,642	8,188	8,550

		14,618	133,475	19,232	119,404

Hedge:
Currency forwards		12,100	213,015	18,997	176,304
Currency swaps		539,015	181,413	521,120	344,888
Interest rate forwards and swaps		151,246	623,702	76,974	627,251
Equity options		—	3,941	—	—

		702,361	1,022,071	617,091	1,148,443

	~~W~~	10,279,257	10,058,532	7,153,950	7,020,846

(c)	Gains or losses on valuation of derivatives for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Foreign currency related:
Over the counter:
Currency forwards	~~W~~	36,890	1,734,704	273,413
Currency swaps		135,712	(1,739,525)	(28,745)
Currency options		1,355	4,392	7,388

		173,957	(429)	252,056
Exchange traded:
Currency futures		(955)	804	(3,258)

		173,002	375	248,798

Interest rates related:
Over the counter:
Interest rate forwards and swaps		181,987	115,234	187,839
Interest rate options		(2,886)	(2,413)	1,476

		179,101	112,821	189,315
Exchange traded:
Interest rate futures and others		(9,511)	2,253	152

		169,590	115,074	189,467

Credit related:
Over the counter:
Credit swaps		53,042	44,223	(5,507)
Total return swaps		—	—	9,912

		53,042	44,223	4,405

Equity related:
Over the counter:
Equity swap and forwards		(19,934)	(61,607)	30,008
Equity options		(159,324)	28,708	6,807

		(179,258)	(32,899)	36,815
Exchange traded:
Equity futures		50,009	(12,093)	9,935
Equity options		(13,929)	1,085	(5,036)

		36,080	(11,008)	4,899

		(143,178)	(43,907)	41,714

	2023		2024	2025
Commodity related:
Over the counter:
Commodity swaps and forwards		37,027	(43,643)	26,502
Commodity options		1,516	—	—

		38,543	(43,643)	26,502
Exchange traded:
Commodity futures		1,484	10,062	(362)

		40,027	(33,581)	26,140

Hedge		327,016	242,379	(264,572)

	~~W~~	619,499	324,563	245,952

(d)	Gains and losses related to hedge

i)
The amounts recognized in profit or loss and the related account categories arising from hedging ineffectiveness of fair value hedges for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023
	Gains and losses on hedged items designated in fair value hedges		Gains and losses on hedging instruments designated as fair value hedges	Hedging ineffectiveness recognized in profit or loss (*2)
Fair value hedges:
Interest rate risk (*1)	~~W~~	(271,425)	282,835	11,410
Foreign exchange risk (*1)		4,102	(5,264)	(1,162)

	~~W~~	(267,323)	277,571	10,248

	2024
	Gains and losses on hedged items designated in fair value hedges		Gains and losses on hedging instruments designated as fair value hedges	Hedging ineffectiveness recognized in profit or loss (*2)
Fair value hedges:
Interest rate risk (*1)	~~W~~	(45,264)	42,787	(2,477)
Foreign exchange risk (*1)		44,094	(46,382)	(2,288)
Other price risk (*1)		(1,548)	1,109	(439)

	~~W~~	(2,718)	(2,486)	(5,204)

	2025
	Gains and losses on hedged items designated in fair value hedges		Gains and losses on hedging instruments designated as fair value hedges	Hedging ineffectiveness recognized in profit or loss (*2)
Fair value hedges:
Interest rate risk (*1)	~~W~~	(120,061)	138,277	18,216
Foreign exchange risk (*1)		278	14,686	14,964
Other price risk (*1)		(4,357)	3,941	(416)

	~~W~~	(124,140)	156,904	32,764

(*1)	The related account categories are presented in the amounts of interest rate swap assets and liabilities, currency forward assets and liabilities, and equity option liabilities.
(*2)	Hedging ineffectiveness represents the difference between the changes in fair value of the hedging instruments and the hedged items.

ii)
Due to the hedging ineffectiveness of cash flow risk and net investment in foreign operations for the years ended December 31, 2023, 2024 and 2025, the amounts recognized in the profit or loss and other comprehensive income are as follows:

	2023
	Gains (losses) on hedges recognized in other comprehensive income		Hedging ineffectiveness recognized in profit or loss (*2)	Amounts reclassified from cash flow hedge reserve to profit or loss
Cash flow hedges:
Interest rate risk (*1)	~~W~~	99,268	(512)	(1,760)
Foreign exchange risk (*1)		(10,294)	(7,069)	(25,698)
Discontinuation of cash flow hedges		(5,531)	—	14,659
Hedge of net investments:
Foreign exchange risk (*1)		(3,903)	3,673	—

	~~W~~	79,540	(3,908)	(12,799)

	2024
	Gains (losses) on hedges recognized in other comprehensive income		Hedging ineffectiveness recognized in profit or loss (*2)	Amounts reclassified from cash flow hedge reserve to profit or loss
Cash flow hedges:
Interest rate risk (*1)	~~W~~	89,293	(5,034)	(151)
Foreign exchange risk (*1)		2,548	(6,184)	210,424
Discontinuation of cash flow hedges		(39,621)	—	47,957
Hedge of net investments:
Foreign exchange risk (*1)		(221,221)	(1,191)	—

	~~W~~	(169,001)	(12,409)	258,230

	2025
	Gains (losses) on hedges recognized in other comprehensive income		Hedging ineffectiveness recognized in profit or loss (*2)	Amounts reclassified from cash flow hedge reserve to profit or loss
Cash flow hedges:
Interest rate risk (*1)	~~W~~	(209,145)	(8,743)	1,567
Foreign exchange risk (*1)		(35,688)	2,776	(160,443)
Discontinuation of cash flow hedges		1,532	—	(28)
Hedge of net investments:
Foreign exchange risk (*1)		59,096	21,422	—

	~~W~~	(184,205)	15,455	(158,904)

(*1)	The related account categories are presented in the amounts of interest rate swap assets and liabilities, currency forward assets and liabilities and borrowings.
(*2)	Hedging ineffectiveness represents the difference between the changes in fair value of the hedging instruments and the hedged items.

(e)	Effect of hedge accounting on the consolidated financial statements, statement of comprehensive income, statement of changes in equity

i)	Hedging purpose and strategy
The Group transacts with derivative financial instruments to hedge its interest rate risk, currency risk and stock price fluctuation risk arising from the assets and liabilities of the Group. The Group applies the fair value hedge accounting for the changes in the market interest rates, foreign exchange rates and stock price of the Korean won structured notes, foreign currency financial debentures, Korean won structured deposits, foreign currency investment receivables and beneficiary securities in foreign currency; and cash flow hedge accounting for forward interest rate, interest rate swaps, forward currency and currency swaps to hedge cash flow risk due to interest rates and foreign exchange rates of the Korean won debt, foreign currency debt, foreign currency structured deposits, the Korean won bonds and foreign currency bonds, etc. In addition, in order to hedge the exchange rate risk of the net investment in overseas business, the Group applies the net investment hedge accounting for foreign operations using currency forward and non-derivative
financial instruments.

ii)	The notional amounts and the average hedge ratios for hedging instruments as of December 31, 2024 and 2025 are as follows:

	2024
	1 year or less		1~2 years	2~3 years	3~4 years	4~5 years	More than 5 years	Total
Interest rate risk:
Notional values:	~~W~~	910,440	2,621,365	1,943,818	2,350,027	1,161,927	4,231,840	13,219,417
Average price condition (*1)		3.43%	3.07%	4.08%	4.82%	4.17%	3.60%	3.82%
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%
Exchange risk: (*2)
Notional values:	~~W~~	4,319,632	2,421,806	3,072,483	2,870,442	1,059,147	447,703	14,191,213
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%
Other price risk: (*3)
Notional values:	~~W~~	—	—	18,750	—	—	—	18,750
Average hedge ratio:		—	—	100%	—	—	—	100%

(*1)	Interest rate swaps consist of 3M CD, USD SOFR, 3M Euribor, and 3M AUD Bond.

(*2)	The average exchange rates of net investment hedge instruments are USD/KRW 1,280.52, JPY/KRW 9.25, EUR/KRW 1,402.37, GBP/KRW 1,561.57, AUD/KRW 892.94, CAD/KRW 991.06, CNY/KRW 189.50, SEK/KRW 127.54.
(*3)	The equity option, which has an exercise price of ~~W~~ 324,027.

	2025
	1 year or less		1~2 years	2~3 years	3~4 years	4~5 years	More than 5 years	Total
Interest rate risk:
Notional values:	~~W~~	2,485,060	2,219,475	2,553,701	2,008,399	450,481	3,895,641	13,612,757
Average price condition (*1)		1.86%	1.60%	1.75%	1.73%	1.14%	0.42%	1.34%
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%
Exchange risk: (*2)
Notional values:	~~W~~	4,344,598	3,288,511	3,353,841	1,941,689	992,587	747,109	14,668,335
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

(*1)	Interest rate swaps consist of 3M CD, USD SOFR, 3M USD Libor, 3M Euribor, 3M AUD Bond and 3M JPY TONAR.
(*2)	The average exchange rates of net investment hedge instruments are USD/KRW 1,307.41 , JPY/KRW 9.43 , EUR/KRW 1,487.33 , GBP/KRW 1,568.02 , AUD/KRW 896.37 , CAD/KRW 999.37 and SEK/KRW 131.64 .

iii)	The effect of hedging derivatives on the consolidated statements of financial position, comprehensive income, and changes in equity as of December 31, 2023, 2024 and 2025 is as follows:

	2023
	Notional amount		Carrying amount of assets (*)	Carrying amount of liabilities (*)	Changes in fair value in the period
Fair value hedges
Interest rate forward and swap	~~W~~	10,112,789	65,787	614,219	246,594
Currency forward		308,117	2,949	791	(327)
Cash flow hedges
Interest rate swap		2,356,791	53,830	90,676	99,442
Currency swap		4,448,030	111,024	99,093	(21,649)
Currency forward		1,150,734	12,593	30,925	2,170
Hedge of net investments in foreign operations
Currency forward		683,382	6,038	2,776	4,537
Borrowings		1,466,795	—	1,462,329	(4,767)

	2024
	Notional amount		Carrying amount of assets (*)	Carrying amount of liabilities (*)	Changes in fair value in the period
Fair value hedges
Interest rate forward and swap	~~W~~	10,347,033	57,685	579,563	42,787
Currency forward		429,939	—	39,395	(46,382)
Equity options		18,750	—	3,941	1,109
Cash flow hedges
Interest rate swap		2,872,383	93,562	44,139	60,694
Currency swap		7,993,851	539,015	181,413	314,114
Currency forward		1,723,440	2,087	138,694	(104,727)
Hedge of net investments in foreign operations
Currency forward		2,191,770	10,013	34,926	(41,071)
Borrowings		1,852,212	—	1,848,316	(181,341)

	2025
	Notional amount		Carrying amount of assets (*)	Carrying amount of liabilities (*)	Changes in fair value in the period
Fair value hedges
Interest rate forward and swap	~~W~~	10,339,461	45,898	431,007	138,277
Currency forward		434,282	1,079	14,708	14,686
Equity options		—	—	—	3,941
Cash flow hedges
Interest rate swap		3,273,296	31,076	196,244	(214,598)
Currency swap		9,059,478	521,120	344,888	(218,169)
Currency forward		1,898,541	1,104	161,596	34,038
Hedge of net investments in foreign operations
Currency forward		1,380,935	16,814	—	51,154
Borrowings		1,895,100	—	1,891,783	29,364

(*)	The related account categories are presented as interest rate swap assets / liabilities and currency forward assets / liabilities etc.

iv)	The effect of hedged items on the consolidated statements of financial position, comprehensive income, and changes in equity as of December 31, 2023, 2024 and 2025 is as follows:

	2023
	Carrying amount of assets (*)		Carrying amount of liabilities (*)	Assets of Cumulative fair value hedge adjustment	Liabilities of Cumulative fair value hedge adjustment	Changes of fair value in the year	Cash flow hedge reserve	Foreign currency translation reserves
Fair value hedges
Interest rate risk Borrowings and others	~~W~~	685,340	9,224,390	41,643	(579,315)	(240,965)	—	—
Foreign exchange risk Securities in foreign currency		544,706	—	—	—	1,313	—	—
Other price risk Loans		5,809	—	(1,548)	—	(1,548)	—	—
Cash flow hedges
Interest rate risk Debentures in won and debentures in foreign currency		641,750	1,029,542	—	—	(11,068)	26,648	—
Foreign exchange risk Debentures in foreign currency and loans in foreign currency		2,490,098	2,342,230	—	—	69,784	(17,812)	—
Hedge of net investments in foreign operations
Foreign exchange risk Net assets in foreign operation		—	—	—	—	3,903	—	(36,931)

	2024
	Carrying amount of assets (*)		Carrying amount of liabilities (*)	Assets of Cumulative fair value hedge adjustment	Liabilities of Cumulative fair value hedge adjustment	Changes of fair value in the year	Cash flow hedge reserve	Foreign currency translation reserves
Fair value hedges
Interest rate risk Borrowings and others	~~W~~	996,275	9,167,678	11,271	(540,967)	(45,264)	—	—
Foreign exchange risk Securities in foreign currency		480,273	—	—	—	44,094	—	—
Other price risk Loans		5,809	—	(1,548)	—	(1,548)	—	—
Cash flow hedges
Interest rate risk Debentures in won and debentures in foreign currency		357,441	749,708	—	—	(3,449)	25,943	—
Foreign exchange risk Debentures in foreign currency and loans in foreign currency		2,971,800	5,045,127	—	—	773,828	(8,638)	—
Hedge of net investments in foreign operations
Foreign exchange risk Net assets in foreign operation		—	—	—	—	221,221	—	184,291

	2025
	Carrying amount of assets (*)		Carrying amount of liabilities (*)	Assets of Cumulative fair value hedge adjustment	Liabilities of Cumulative fair value hedge adjustment	Changes of fair value in the year	Cash flow hedge reserve	Foreign currency translation reserves
Fair value hedges
Interest rate risk Borrowings and others	~~W~~	1,217,304	8,984,247	(7,991)	(373,328)	(120,061)	—	—
Foreign exchange risk Securities in foreign currency		380,113	—	—	—	278	—	—
Other price risk Loans		—	—	(5,905)	—	(4,357)	—	—
Cash flow hedges
Interest rate risk Debentures in won and debentures in foreign currency		438,011	349,941	—	—	2,303	(187,801)	—
Foreign exchange risk Debentures in foreign currency and loans in foreign currency		3,629,809	6,030,836	—	—	234,512	(57,429)	—
Hedge of net investments in foreign operations
Foreign exchange risk Net assets in foreign operation		—	—	—	—	(59,096)	—	125,194

(*)	The related account categories are presented in the amounts of borrowings, bonds, and others.

(f)
The effect of credit risk mitigation for derivatives, measured based on collateral held, including deposits and securities, is
~~W~~
1,614,291 million and
~~W~~
1,550,509 million as of December 31, 2024 and 2025, respectively.